Material accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range
Disclosure of subsidiaries [line items]
Provisional invoice received percentage	90.00%
Top of range
Disclosure of subsidiaries [line items]
Provisional invoice received percentage	95.00%